Investment Objectives and Goals - AEW Global Focused Real Estate Fund - AEW Global Focused Real Estate Fund	Jan. 31, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to provide investors with above-average income and long-term growth of capital.